UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01911

                        SCHRODER CAPITAL FUNDS (DELAWARE)
               (Exact name of registrant as specified in charter)
                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                        Schroder Capital Funds (Delaware)
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
  --------                                                          ---------
               COMMON STOCK - 86.9%
               AUTOS & TRANSPORTATION - 3.3%
     38,500    Air Canada Class A
                  (Canada) (1) (3) (4)                                 595,530
     62,000    Horizon Lines Class A                                 1,844,500
     54,878    HUB Group Class A (1)                                 1,638,657
     41,300    Kansas City Southern (1)                              1,241,478
    112,000    Republic Airways Holdings (1)                         2,141,440
     58,700    Seaspan                                               1,476,892
                                                                  ------------
                                                                     8,938,497
               CONSUMER DISCRETIONARY - 16.5%
     49,000    Aaron Rents                                           1,446,480
     27,500    Bright Horizons Family
                  Solutions (1)                                      1,077,175
     51,200    Central Garden & Pet (1)                              2,293,248
     94,400    Claire's Stores                                       3,247,360
     61,700    Clear Channel Outdoor Holdings
                  Class A (1)                                        1,784,364
    105,400    Diamond Management &
                  Technology Consultants (1)                         1,315,392
     67,100    Geo Group (1)                                         2,940,322
     34,300    Heidrick & Struggles
                  International (1)                                  1,497,881
     14,900    Home Inns & Hotels
                  Management ADR (1)                                   666,626
     20,500    LKQ (1)                                                 439,110
     16,795    Orient-Express Hotels Class A                           800,282
     25,400    PF Chang's China Bistro (1)                           1,006,094
     18,100    Pinnacle Entertainment (1)                              624,993
     64,900    Rare Hospitality International (1)                    2,046,946
     36,900    Regis                                                 1,542,051
     50,800    Rent-A-Center (1)                                     1,496,568
     39,479    Ritchie Brothers Auctioneers                          2,339,920
    169,100    Scientific Games Class A (1)                          5,248,864
     34,800    Standard Parking (1)                                  1,325,184
    114,600    Talbots                                               2,704,560
     37,700    THQ (1)                                               1,142,310
    103,500    Valueclick (1)                                        2,641,320
     17,600    Viad                                                    738,144
     53,900    Waste Connections (1)                                 2,348,423
     47,500    Watson Wyatt Worldwide Class A                        2,103,775
                                                                  ------------
                                                                    44,817,392
               CONSUMER STAPLES - 0.9%
     45,300    Flowers Foods                                         1,273,836
     22,200    Ralcorp Holdings (1)                                  1,228,548
                                                                  ------------
                                                                     2,502,384

   Shares                                                            Value $
  -------                                                           ---------
              FINANCIAL SERVICES - 14.4%
    114,850   Annaly Mortgage Management                             1,582,633
     95,005   Apollo Investment (2)                                  2,109,111
     76,200   Bank of Hawaii                                         3,989,070
     33,000   Berkshire Hills Bancorp                                1,119,690
     34,700   CompuCredit (1)                                        1,228,033
    115,900   Conseco (1)                                            2,300,615
     46,500   Crystal River Capital (1)                              1,283,400
     31,243   Cullen/Frost Bankers                                   1,672,438
     99,220   CVB Financial                                          1,240,250
     32,700   Digital Realty Trust                                   1,175,238
     66,200   Endurance Specialty Holdings                           2,250,800
     45,000   Euronet Worldwide (1)                                  1,298,700
     44,850   H&E Equipment Services (1)                             1,055,769
     61,508   Health Care REIT                                       2,879,189
    162,064   Max Re Capital                                         3,889,536
     81,300   National Retail Properties REIT                        1,930,875
     76,200   Reinsurance Group of America                           4,431,030
     23,200   SVB Financial Group (1)                                1,082,280
     53,200   Westamerica Bancorporation                             2,652,020
                                                                  ------------
                                                                    39,170,677
              HEALTH CARE - 13.2%
     29,700   Adams Respiratory
                 Therapeutics (1)                                    1,332,045
     11,200   Animal Health International (1)                          139,440
     72,400   Array Biopharma (1)                                      996,224
     47,300   BioMarin Pharmaceuticals (1)                             895,862
    127,700   Cepheid (1)                                            1,056,079
     41,200   Cooper                                                 1,965,240
     41,700   Dialysis Corp. of America (1)                            547,938
     14,300   Digene (1)                                               735,735
     60,643   Diversa (1)                                              619,165
     30,400   DJO (1)                                                1,258,560
     42,600   Human Genome Sciences (1)                                501,828
     35,668   Immucor (1)                                            1,124,969
    120,200   Lexicon Genetics (1)                                     456,760
     51,900   Luminex (1)                                              659,649
     47,900   MannKind (1)                                             793,224
     43,700   Medicis Pharmaceutical Class A                         1,657,541
     59,600   Nastech Pharmaceutical (1)                               782,548
    122,200   Perrigo                                                2,111,616
     33,400   PolyMedica                                             1,337,336
     53,900   Psychiatric Solutions (1)                              2,098,866
    132,400   Salix Pharmaceuticals (1)                              1,880,080
     54,000   Sciele Pharma (1)                                      1,282,500
     69,400   Senomyx (1)                                            1,014,628
     41,300   Sirona Dental Systems (1)                              1,768,466
    162,500   Sun Healthcare Group (1)                               2,002,000

--------------------------------------------------------------------------------

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SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
  --------                                                          ---------
             COMMON STOCK - (continued)
             HEALTH CARE - (CONTINUED)
    81,938   Symbion (1)                                             1,532,240
   156,057   United Surgical Partners
                International (1)                                    4,755,057
    10,400   Varian (1)                                                556,504
                                                                  ------------
                                                                    35,862,100
             MATERIALS & PROCESSING - 8.0%
    24,600   Agnico-Eagle Mines                                        990,150
    52,200   Airgas                                                  2,172,564
    36,300   Albany International Class A                            1,232,022
    62,200   Coeur d'Alene Mines (1)                                   272,436
    33,600   FMC                                                     2,615,760
    83,000   Infrasource Services (1)                                1,763,750
    77,800   Koppers Holdings                                        1,976,898
    34,100   Mobile Mini (1)                                           906,719
    49,400   Pan American Silver (1)                                 1,401,972
    81,300   Perini (1)                                              2,456,886
    55,500   Schnitzer Steel Industries Class A                      2,136,750
    60,900   Shaw Group (1)                                          2,055,984
    69,409   ShawCor                                                 1,442,924
    35,900   Xerium Technologies                                       358,641
                                                                  ------------
                                                                    21,783,456
             OTHER - 1.3%
    44,400   Laidlaw International                                   1,319,124
    58,200   Macquarie Infrastructure                                2,134,194
                                                                  ------------
                                                                     3,453,318
             OTHER ENERGY - 5.5%
    31,305   Birchcliff Energy (1)                                     111,480
    31,000   CARBO Ceramics                                          1,143,280
    45,538   Denbury Resources (1)                                   1,261,403
   150,700   Dresser-Rand Group (1)                                  3,912,172
    38,000   FMC Technologies (1)                                    2,353,340
    69,619   Galleon Energy Class A (1)                                938,430
    92,600   Hanover Compressor (1)                                  1,791,810
    12,200   Ormat Technologies                                        478,118
    35,200   St. Mary Land & Exploration                             1,266,848
    80,346   Willbros Group (1)                                      1,663,966
                                                                  ------------
                                                                    14,920,847
             PRODUCER DURABLES - 4.9%
    97,000   ACCO Brands (1)                                         2,340,610
    24,100   Actuant Class A                                         1,199,939
    20,500   DRS Technologies                                        1,135,700
    24,900   IDEX                                                    1,292,310
    91,700   Interface, Class A (1)                                  1,395,674
    24,800   Manitowoc                                               1,286,128

   Shares                                                            Value $
  --------                                                          ---------
  106,600    MTC Technologies (1)                                    2,437,942
   42,300    SBA Communications Class A (1)                          1,256,733
   41,400    Tektronix                                               1,170,378
                                                                  ------------
                                                                    13,515,414
            TECHNOLOGY - 16.3%
   94,800   Altiris (1)                                              3,102,804
   59,400   CommScope (1)                                            1,919,214
  145,000   Cray (1)                                                 1,682,000
   47,600   CSG Systems International (1)                            1,193,808
   91,700   Emulex (1)                                               3,402,675
   19,400   F5 Networks (1)                                          1,385,936
   84,800   FEI (1)                                                  2,133,568
  331,500   Finisar (1)                                              1,074,060
   72,200   Gartner (1)                                              1,578,292
  304,300   Informatica (1)                                          3,822,008
   70,200   Integrated Device Technology (1)                         1,062,126
   15,300   IPG Photonics (1)                                          404,073
    5,200   Kenexa (1)                                                 189,800
   51,794   Lionbridge Technologies (1)                                335,107
   41,100   Mantech International Class A (1)                        1,402,332
   77,900   Mapinfo (1)                                              1,063,335
  121,400   Microsemi (1)                                            2,209,480
  138,000   Online Resources (1)                                     1,404,840
  141,860   Parametric Technology (1)                                2,811,665
   87,200   Perot Systems Class A (1)                                1,424,848
  175,100   RightNow Technologies (1)                                2,517,938
  212,900   SonicWALL (1)                                            1,794,747
  119,800   TAC Acquisition (1)                                        658,900
   44,977   Technology Investment Capital                              751,116
  107,700   Ultratech (1)                                            1,307,478
   84,700   Veeco Instruments (1)                                    1,625,393
  159,800   Volterra Semiconductor (1)                               2,106,164
                                                                  ------------
                                                                    44,363,707
            UTILITIES - 2.6%
   85,700   Eschelon Telecom (1)                                     1,950,532
   23,000   ITC Holdings                                             1,000,500
   41,850   PNM Resources                                            1,275,588
   65,300   Time Warner Telecom Class A (1)                          1,520,184
   36,900   Unisource Energy                                         1,384,488
                                                                  ------------
                                                                     7,131,292
                                                                  ------------
            TOTAL COMMON STOCK
              (Cost $201,192,238)                                  236,459,084
                                                                  ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
  --------                                                          ---------
              INVESTMENT COMPANY - 2.0%
     68,200   iShares Russell 2000 Index Fund                        5,413,034
                                                                  ------------
              TOTAL INVESTMENT
                 COMPANY
                 (Cost $5,195,123)                                   5,413,034
                                                                  ------------
 Principal
  Amount $
 ---------
              SHORT-TERM INVESTMENT - 12.1%
 32,823,665   JPMorgan Chase Bank, N.A.
                 Time Deposit (Nassau), 4.83%                       32,823,665
                                                                  ------------
              TOTAL SHORT-TERM
                 INVESTMENT
                 (Cost $32,823,665)                                 32,823,665
                                                                  ------------
              TOTAL INVESTMENTS -
                  101.0%
                  (Cost $239,211,026)*                             274,695,783
                                                                  ------------
              OTHER ASSETS LESS
                  LIABILITIES - (1.0)%                              (2,681,108)
                                                                  ------------

              NET ASSETS - 100.0%                                 $272,014,675
                                                                  ============

*At January 31, 2007, the tax basis cost of the Fund's investments was $239,501,109, and the unrealized appreciation and depreciation of investments owned by the Fund were $38,205,621 and $(3,010,947), respectively.
(1) Denotes non-income producing security.
(2) Business development and investment company.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2007, the value of this security amounted to $595,530, representing 0.2% of the net assets of the Fund.
(4) Security is fair valued.
ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL ALPHA FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

  Shares                                                             Value $
 --------                                                           ---------
             COMMON STOCK - 93.2%
             AUSTRALIA - 2.1%
   436,740   Macquarie Infrastructure Group                          1,241,047
                                                                   -----------
             BRAZIL - 3.3%
     8,703   Petroleo Brasileiro ADR                                   855,331
    11,653   Unibanco - Uniao de Bancos
                Brasileiros ADR                                      1,105,054
                                                                   -----------
                                                                     1,960,385
             CANADA - 5.7%
    17,566   Niko Resources                                          1,297,370
    33,607   Nova Chemicals                                          1,031,117
    14,404   Suncor Energy                                           1,067,507
                                                                   -----------
                                                                     3,395,994
             CHINA - 1.8%
 1,758,000   Dongfeng Motor Group, Class H                           1,069,617
                                                                   -----------
             FRANCE - 9.6%
    30,693   AXA                                                     1,293,575
    36,438   Natixis                                                 1,025,225
     9,260   Renault                                                 1,145,825
     9,671   Sanofi-Aventis                                            850,091
     7,850   Societe Generale                                        1,386,185
                                                                   -----------
                                                                     5,700,901
             GERMANY - 6.7%
     9,997   Deutsche Bank                                           1,412,770
    26,628   SAP                                                     1,228,787
    11,899   Siemens                                                 1,310,481
                                                                   -----------
                                                                     3,952,038
             GREECE - 1.9%
    21,655   National Bank of Greece (1)                             1,120,368
                                                                   -----------
             HONG KONG - 1.3%
   566,000   China Unicom                                              759,790
                                                                   -----------
             INDONESIA - 2.4%
 2,458,000   Bank Rakyat Indonesia                                   1,432,369
                                                                   -----------
             ITALY - 3.5%
    68,482   Bulgari                                                   993,307
   144,878   Intesa Sanpaolo                                         1,092,240
                                                                   -----------
                                                                     2,085,547
             JAPAN - 17.9%
   288,000   Ebara                                                   1,207,757
    41,000   Kao                                                     1,172,302
     4,910   ORIX                                                    1,407,973
    29,000   Sony                                                    1,333,913
    44,900   Square Enix                                             1,224,275

  Shares                                                             Value $
 --------                                                           ---------
       138   Sumitomo Mitsui Financial Group                         1,406,763
    15,750   T&D Holdings                                            1,061,226
    63,000   Takashimaya                                               816,609
    42,900   THK                                                     1,038,190
                                                                   -----------
                                                                    10,669,008
             NETHERLANDS - 2.4%
    41,142   SBM Offshore                                            1,449,787
                                                                   -----------
             SINGAPORE - 2.3%
    98,500   Jardine Strategic Holdings                              1,388,850
                                                                   -----------
             SOUTH KOREA - 4.0%
    48,820   Daewoo Shipbuilding & Marine
                Engineering                                          1,416,351
    66,093   LG.Philips LCD ADR                                        925,963
                                                                   -----------
                                                                     2,342,314
             SWITZERLAND - 7.3%
     4,766   Nestle                                                  1,748,542
    20,782   Novartis                                                1,195,684
     7,359   Roche Holding                                           1,382,919
                                                                   -----------
                                                                     4,327,145
             UNITED KINGDOM - 21.0%
    72,261   Alliance Boots                                          1,145,535
    62,987   Barclays                                                  915,617
    94,799   BG Group                                                1,244,905
    24,451   Rio Tinto                                               1,304,060
   123,714   Rolls-Royce Group (1)                                   1,137,354
    44,879   Royal Bank of Scotland Group                            1,802,883
    67,844   SABMiller                                               1,537,972
   426,832   Signet Group                                            1,006,165
   322,470   Vodafone Group                                            937,523
   100,940   WPP Group                                               1,481,204
                                                                   -----------
                                                                    12,513,218
                                                                   -----------
             TOTAL COMMON STOCK
                (Cost $50,193,834)                                  55,408,378
                                                                   -----------
             EQUITY-LINKED WARRANTS (2) - 2.2%
             INDIA - 2.2%
   123,886   Satyam Computer Services,
                Expires 10/13/10 (1)                                 1,326,628
                                                                   -----------
             TOTAL EQUITY-LINKED
                WARRANTS
                (Cost $1,097,012)                                    1,326,628
                                                                   -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL ALPHA FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
  ---------                                                         ---------
               SHORT-TERM INVESTMENT - 3.6%
    2,168,377  JPMorgan Chase Bank, N.A.
                 Time Deposit (Nassau), 4.83%                        2,168,377
                                                                   -----------
               TOTAL SHORT-TERM
                 INVESTMENT
                 (Cost $2,168,377)                                   2,168,377
                                                                   -----------
               TOTAL INVESTMENTS -
                 99.0%
                 (Cost $53,459,223)*                                58,903,383
                                                                   -----------
               OTHER ASSETS LESS
                 LIABILITIES - 1.0%                                    577,227
                                                                   -----------
               NET ASSETS - 100.0%                                 $59,480,610
                                                                   ===========

*At January 31, 2007, the tax basis cost of the Fund's investments was $53,459,223, and the unrealized appreciation and depreciation of investments owned by the Fund were $6,073,743 and $(629,583), respectively.
(1) Denotes non-income producing security.
(2) Securities are not readily marketable.
ADR -- American Depositary Receipt
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Except for the matter noted below, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. The registrant's fund accountant has notified the registrant that it identified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities using an automated fair valuation process. The fund accountant has notified the registrant that this control weakness has been corrected.


ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.



--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Capital Funds (Delaware)


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           --------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           --------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 19, 2007

By (Signature and Title)*                  /s/ Alan M. Mandel
                                           ------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: March 19, 2007

* Print the name and title of each signing officer under his or her signature.